Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
3. Supplemental Balance Sheet Information
Accrued expenses and other current liabilities consist of the following:

	December 31, 2022	December 31, 2021
Accrued consulting	$232,390	$210,000
Accrued compensation	459,997	421,734
Accrued research and development	1,696,129	2,077,932
Accrued interest	—	968
Accrued other	9,920	5,127

Total accrued expenses and other current liabilities	$2,398,436	$2,715,761